united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash,Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-895-1600

Date of fiscal year end: 4/30

Date of reporting period: 7/31/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

West Shore Real Return Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2016
Shares		Fair Value
	COMMON STOCKS - 17.2%
	AGRICULTURE - 3.4%
10,927	Altria Group, Inc.	$ 739,758
7,800	Reynolds American, Inc.	390,468
		1,130,226
	ELECTRIC - 2.0%
9,754	American Electric Power Co., Inc.	675,952

	MINING - 9.9%
12,996	Franco-Nevada Corp.	1,001,082
10,438	Royal Gold, Inc.	882,428
60,000	Sandstorm Gold Ltd. *	340,800
38,794	Silver Wheaton Corp.	1,081,189
		3,305,499
	OIL & GAS - 1.0%
3,215	Chevron Corp.	329,473

	PIPELINES - 0.9%
10,778	Enterprise Products Partners LP	306,850

	TOTAL COMMON STOCKS (Cost $3,909,198)	5,748,000

	EXCHANGE TRADED FUNDS - 16.1%
	ASSET ALLOCATION FUND - 2.9%
9,000	CurrencyShares Euro ETF *	980,640

	COMMODITY FUNDS - 4.5%
63,000	VanEck Merk Gold Trust ETF *	845,460
32,000	WisdomTree Continuous Commodity Index ETF *	635,200
		1,480,660
	DEBT FUNDS - 5.4%
29,500	Global X SuperIncome Preferred ETF	407,690
4,000	iShares JP Morgan USD Emerging Markets Bond ETF	464,760
5,000	iShares US Preferred Stock ETF	201,350
10,000	PowerShares Build America Bond ETF	318,589
22,000	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	416,460
		1,808,849
	EQUITY FUND - 3.3%
30,000	Vanguard FTSE Emerging Markets ETF	1,111,200

	TOTAL EXCHANGE TRADED FUNDS (Cost $5,165,998)	5,381,349

	MUTUAL FUNDS - 5.5%
	CLOSED-END FUNDS - 5.5%
54,824	BlackRock Resources & Commodities Strategy Trust	437,496
85,000	Sprott Physical Gold Trust * - Canadian Mutual Fund	957,950
56,000	Sprott Physical Silver Trust * - Canadian Mutual Fund	440,720
	TOTAL MUTUAL AND CLOSE-END FUNDS (Cost $1,879,349)	1,836,166

	PREFERRED STOCK - 4.6%
50,000	CHS, Inc., 7.500% (Cost $1,322,842)	1,517,500

West Shore Real Return Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2016
Shares		Fair Value
	PRIVATE INVESTMENTS - 7.5%
387,915	Caledonian Royalty Corp ^ **	$ 514,622
400	Twentieth Century Masters Collection, LLC ^ * ** #	2,000,000
	TOTAL PRIVATE INVESTMENTS (Cost $4,495,068)	2,514,622

	U.S. TREASURY BONDS & NOTES - 19.3%
1,000,000	United States Treasury Bond, 2.250% due 11/15/2024	1,067,949
1,500,000	United States Treasury Inflation Indexed Bond, 0.625% due 1/15/2024	1,621,781
2,000,000	United States Treasury Strip Coupon 0.000% due 2/15/2020	1,938,083
2,000,000	United States Treasury Strip Coupon 0.000% due 2/15/2024	1,797,462
	TOTAL U.S. TREASURY BONDS & NOTES (Cost $6,186,204)	6,425,275

	SHORT-TERM INVESTMENT- 29.8%
	MONEY MARKET FUND - 29.8%
9,929,277	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio 0.19% + ^	9,929,277
	TOTAL SHORT-TERM INVESTMENT (Cost $9,929,277)

	TOTAL INVESTMENTS - 100.0% (Cost $32,887,936) (a)	$ 33,352,189
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0)%	(10,566)
	NET ASSETS - 100.0%	$ 33,341,623

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $33,006,144 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
Unrealized Appreciation:		$ 2,609,692
Unrealized Depreciation:		(2,263,647)
Net Unrealized Appreciation:		$ 346,045
* Non-Income producing security.
** Illiquid security. Total illiquid securities represents 7.5% of net assets as of July 31, 2016.
# Affiliated Fund.
^ All or a portion of this investment is a holding of the West Shore Real Return Income (Cayman) Limited, a consolidated subsidiary.
+ Money market fund; interest rate reflects seven-day effective yield on July 31, 2016.

The following is a summary of significant accounting policies followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. . Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Exchange Traded Funds - The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile, Additionally, ETFs have fees and expenses that reduce their value.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the "fair value" procedures approved by the Trust's Board of Trustees (the "Board"). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or sub-Advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor or sub-Advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Advisor or sub-Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2016 for the Fund's assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 5,748,000	$ -	$ -	$ 5,748,000
Exchange Traded Funds	5,381,349	-	-	5,381,349
Mutual Funds	1,836,166	-	-	1,836,166
Preferred Stock	1,517,500	-	-	1,517,500
Private Investments	-	-	2,514,622	2,514,622
U.S. Treasury Bonds & Notes	-	6,425,275	-	6,425,275
Money Market Fund	9,929,277	-	-	9,929,277
Total	$ 24,412,292	$ 6,425,275	$ 2,514,622	$ 33,352,189

There were no transfers between Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

Private Investments
Beginning Balance	$ 2,322,075
Total realized gain (loss)	-
Appreciation (Depreciation)	192,547
Cost of Purchases	-
Proceeds from Sales	-
Accrued Interest	-
Net transfers in/out of level 3	-
Ending Balance	$ 2,514,622

Significant unobservable valuation inputs for Level 3 investments as of July 31, 2016, are as follows:
	Fair Value at	Valuation		Range of Inputs
Assets (at fair value)	July 31, 2016	Technique	Unobservable Inputs	(Weighted Average)

Investments in private investments:
Calendonian Royalty Corp.	$ 514,622	Liquidation Scenario	Asset - Liabilities	Per share basis

Twentieth Century Masters Collection, LLC	$ 2,000,000	Transaction Price	Acquisition Value	$2,000,000

Consolidation of Subsidiaries – West Shore Real Return Income Fund ("WSRRIL") with West Shore Real Return Income Fund Ltd ("WSRRIL-CFC") – The Consolidated Portfolio of Investments includes the accounts of WSRRIL-CFC, a wholly-owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

WSRRIL may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with WSRRIL's investment objectives and policies.

WSRRIL-CFC utilizes commodity based derivative products to facilitate WSRRIL's pursuit of its investment objective. In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, WSRRIL may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the WSRRIL Prospectus.

A summary of the ACS's investments in the CFC is as follows:
	Inception Date of CFC	CFC Net Assets at July 31, 2016	% of Fund Net Assets at July 31, 2016
WSRRIL-CFC	3/24/14	$2,982,576	8.95%

Additional Information on Investments in Private Investments
Value	Security	Redemption Notice (Day)		Underlying Investment Strategy
514,622	Caledonian Royalty Corp	90		Commodity
2,000,000	Twentieth Century Masters Collection, LLC	730	(1)	Artwork
(1) Redemption eligible after two years from initial purchase.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By

*/s/ Andrew Rogers

Andrew Rogers, Principal Executive Officer/President

Date 9/28/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew Rogers

Andrew Rogers, Principal Executive Officer/President

Date 9/28/2016

By

*/s/ James Colantino

James Colantino, Principal Financial Officer/Treasurer

Date 9/28/2016